Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	£ 11,058	£ 10,860
Goodwill	5,789	5,734
Other intangible assets	17,202	17,562
Investments in associates and joint ventures	236	183
Other investments	1,322	918
Deferred tax assets	3,887	3,796
Derivative financial instruments	69	8
Other non-current assets	1,576	1,413
Total non-current assets	41,139	40,474
Current assets
Inventories	5,476	5,557
Current tax recoverable	229	258
Trade and other receivables	6,423	6,000
Derivative financial instruments	188	68
Liquid investments	84	78
Cash and cash equivalents	3,874	3,833
Assets held for sale	653	113
Current assets	16,927	15,907
Total assets	58,066	56,381
Current liabilities
Short-term borrowings	(5,793)	(2,825)
Contingent consideration liabilities	(837)	(1,076)
Trade and other payables	(14,037)	(20,970)
Derivative financial instruments	(127)	(74)
Current tax payable	(965)	(995)
Short-term provisions	(732)	(629)
Total current liabilities	(22,491)	(26,569)
Non-current liabilities
Long-term borrowings	(20,271)	(14,264)
Corporation tax payable	(272)	(411)
Deferred tax liabilities	(1,156)	(1,396)
Pensions and other post-employment benefits	(3,125)	(3,539)
Other provisions	(691)	(636)
Derivative financial instruments	(1)
Contingent consideration liabilities	(5,449)	(5,096)
Other non-current liabilities	(938)	(981)
Total non-current liabilities	(31,903)	(26,323)
Total liabilities	(54,394)	(52,892)
Net assets	3,672	3,489
Equity
Share capital	1,345	1,343
Share premium account	3,091	3,019
Retained earnings	(2,137)	(6,477)
Other reserves	2,061	2,047
Shareholders' equity	4,360	(68)
Non-controlling interests	(688)	3,557
Total equity	£ 3,672	£ 3,489